UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (96.5%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Kratos Defense & Security Solutions, Inc.(NON)	8,378	$57,724

		57,724
Airlines (0.4%)

Alaska Air Group, Inc.	1,555	102,412

		102,412
Auto components (1.5%)

American Axle & Manufacturing Holdings, Inc.(NON)	3,004	51,729

Cooper-Standard Holding, Inc.(NON)	1,148	113,422

Goodyear Tire & Rubber Co. (The)	3,650	117,895

Stoneridge, Inc.(NON)	6,529	120,134

		403,180
Banks (8.7%)

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	1,906	53,711

Cardinal Financial Corp.	2,924	76,287

Chemical Financial Corp.	2,043	90,158

Customers Bancorp, Inc.(NON)	3,742	94,149

East West Bancorp, Inc.	5,785	212,367

FCB Financial Holdings, Inc. Class A(NON)	3,473	133,467

First BanCorp. (Puerto Rico)(NON)	23,833	123,932

First Community Bancshares, Inc.	2,703	67,034

Flushing Financial Corp.	3,145	74,599

Franklin Financial Network, Inc.(NON)	2,991	111,863

Great Southern Bancorp, Inc.	2,325	94,628

Hanmi Financial Corp.	5,389	141,946

Hope Bancorp, Inc	7,496	130,206

Horizon Bancorp	1,824	53,589

MainSource Financial Group, Inc.	3,310	82,585

OFG Bancorp (Puerto Rico)	2,662	26,913

Pacific Premier Bancorp, Inc.(NON)	2,823	74,697

Peoples Bancorp, Inc.	2,444	60,098

Popular, Inc. (Puerto Rico)	4,783	182,806

TCF Financial Corp.	7,038	102,121

United Community Banks, Inc.	3,478	73,108

Western Alliance Bancorp(NON)	2,536	95,201

Zions Bancorporation	4,282	132,828

		2,288,293
Biotechnology (5.2%)

Acceleron Pharma, Inc.(NON)	660	23,885

Alder Biopharmaceuticals, Inc.(NON)	2,255	73,896

Alkermes PLC(NON)	1,255	59,023

Ardelyx, Inc.(NON)	3,459	44,759

ARIAD Pharmaceuticals, Inc.(NON)(S)	9,648	132,081

Axovant Sciences, Ltd. (Bermuda)(NON)	1,765	24,710

Biospecifics Technologies Corp.(NON)	1,296	59,188

Clovis Oncology, Inc.(NON)(S)	1,105	39,835

CytomX Therapeutics, Inc.(NON)	3,315	51,979

Dynavax Technologies Corp.(NON)(S)	4,236	44,436

Eagle Pharmaceuticals, Inc.(NON)(S)	600	42,000

Emergent BioSolutions, Inc.(NON)(S)	3,582	112,940

Exelixis, Inc.(NON)	3,120	39,905

FivePrime Therapeutics, Inc.(NON)	1,238	64,983

Halozyme Therapeutics, Inc.(NON)(S)	2,960	35,757

Ligand Pharmaceuticals, Inc.(NON)	644	65,727

Merrimack Pharmaceuticals, Inc.(NON)(S)	7,129	45,269

MiMedx Group, Inc.(NON)(S)	6,769	58,078

Neurocrine Biosciences, Inc.(NON)	1,017	51,501

Ophthotech Corp.(NON)	1,350	62,276

Prothena Corp. PLC (Ireland)(NON)(S)	1,547	92,774

Puma Biotechnology, Inc.(NON)	590	39,560

Sorrento Therapeutics, Inc.(NON)	3,380	26,161

Trevena, Inc.(NON)	3,705	25,009

Ultragenyx Pharmaceutical, Inc.(NON)	765	54,269

uniQure NV (Netherlands)(NON)	1,785	13,655

		1,383,656
Building products (1.8%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	2,223	83,829

Continental Building Products, Inc.(NON)	4,206	88,284

NCI Building Systems, Inc.(NON)	4,485	65,436

Patrick Industries, Inc.(NON)	2,406	148,980

PGT, Inc.(NON)	8,986	95,881

		482,410
Capital markets (1.0%)

AllianceBernstein Holding LP	2,844	64,843

E*Trade Financial Corp.(NON)	3,371	98,164

Piper Jaffray Cos.(NON)	2,271	109,689

		272,696
Chemicals (4.0%)

American Vanguard Corp.	5,137	82,500

Cabot Corp.	2,012	105,449

Chase Corp.	1,258	86,953

Innophos Holdings, Inc.	390	15,222

Koppers Holdings, Inc.(NON)	3,349	107,771

Kraton Corp.(NON)	2,583	90,508

Minerals Technologies, Inc.	1,191	84,192

Orion Engineered Carbons SA (Luxembourg)	7,574	141,937

Trinseo SA	3,702	209,385

W.R. Grace & Co.	1,735	128,043

		1,051,960
Commercial services and supplies (2.0%)

ACCO Brands Corp.(NON)	11,348	109,395

Deluxe Corp.	2,900	193,778

Ennis, Inc.	4,230	71,276

Tetra Tech, Inc.	3,962	140,532

		514,981
Communications equipment (2.2%)

Applied Optoelectronics, Inc.(NON)(S)	2,387	53,015

Arista Networks, Inc.(NON)	635	54,026

Ciena Corp.(NON)	2,886	62,915

InterDigital, Inc./PA	1,964	155,549

Netscout Systems, Inc.(NON)	3,615	105,739

Plantronics, Inc.	1,407	73,108

ShoreTel, Inc.(NON)	8,324	66,592

		570,944
Construction and engineering (2.8%)

Argan, Inc.	2,488	147,265

Dycom Industries, Inc.(NON)	2,216	181,224

Granite Construction, Inc.	1,495	74,361

MasTec, Inc.(NON)	6,438	191,466

Quanta Services, Inc.(NON)	4,973	139,194

		733,510
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)	6,579	122,040

		122,040
Consumer finance (1.3%)

Encore Capital Group, Inc.(NON)(S)	2,324	52,244

Nelnet, Inc. Class A	3,289	132,777

OneMain Holdings, Inc.(NON)	5,415	167,594

		352,615
Containers and packaging (0.4%)

Owens-Illinois, Inc.(NON)	5,185	95,352

		95,352
Diversified telecommunication services (1.5%)

Cogent Communications Holdings, Inc.	1,974	72,663

Frontier Communications Corp.(S)	18,025	74,984

IDT Corp. Class B	2,626	45,272

Inteliquent, Inc.	8,214	132,574

Vonage Holdings Corp.(NON)	9,035	59,721

		385,214
Electrical equipment (1.0%)

AZZ, Inc.	1,220	79,629

EnerSys	879	60,818

Sensata Technologies Holding NV(NON)	2,929	113,587

		254,034
Electronic equipment, instruments, and components (2.0%)

Arrow Electronics, Inc.(NON)	3,409	218,072

Belden, Inc.	675	46,568

Littelfuse, Inc.	601	77,415

Plexus Corp.(NON)	1,983	92,765

SYNNEX Corp.	826	94,255

		529,075
Energy equipment and services (0.3%)

Oil States International, Inc.(NON)	2,769	87,417

		87,417
Equity real estate investment trusts (REITs) (5.1%)

Agree Realty Corp.	1,486	73,468

Ashford Hospitality Trust, Inc.	7,498	44,163

Brandywine Realty Trust	4,114	64,261

CBL & Associates Properties, Inc.	4,140	50,260

Chesapeake Lodging Trust	3,050	69,845

Communications Sales & Leasing, Inc.	5,213	163,740

Community Healthcare Trust, Inc.	2,990	65,541

Hersha Hospitality Trust	1,800	32,436

Investors Real Estate Trust(S)	5,845	34,778

Lexington Realty Trust	10,316	106,255

LTC Properties, Inc.	1,023	53,186

National Health Investors, Inc.	1,475	115,758

Omega Healthcare Investors, Inc.	2,632	93,304

One Liberty Properties, Inc.	2,132	51,509

Ramco-Gershenson Properties Trust	2,899	54,327

Select Income REIT	2,309	62,112

STAG Industrial, Inc.	3,180	77,942

Summit Hotel Properties, Inc.	7,752	102,016

Universal Health Realty Income Trust	476	29,998

		1,344,899
Food and staples retail (0.4%)

SpartanNash Co.	3,188	92,197

		92,197
Food products (2.5%)

B&G Foods, Inc.	1,715	84,344

Dean Foods Co.	4,994	81,902

John B. Sanfilippo & Son, Inc.	1,047	53,743

Nomad Foods, Ltd. (United Kingdom)(NON)	14,165	167,430

Omega Protein Corp.(NON)	5,266	123,066

Sanderson Farms, Inc.(S)	1,475	142,087

		652,572
Gas utilities (0.5%)

UGI Corp.	2,747	124,274

		124,274
Health-care equipment and supplies (2.9%)

Conmed Corp.	874	35,012

DexCom, Inc.(NON)	573	50,229

Globus Medical, Inc. Class A(NON)	2,533	57,170

Halyard Health, Inc.(NON)	1,549	53,688

ICU Medical, Inc.(NON)	1,451	183,377

Integer Holdings Corp.(NON)	2,833	61,448

Spectranetics Corp. (The)(NON)(S)	2,603	65,309

STERIS PLC (United Kingdom)	1,618	118,276

Zeltiq Aesthetics, Inc.(NON)(S)	3,082	120,876

		745,385
Health-care providers and services (1.8%)

Aceto Corp.	2,414	45,842

AmSurg Corp.(NON)	452	30,307

HealthSouth Corp.	1,828	74,162

Landauer, Inc.	1,824	81,132

Molina Healthcare, Inc.(NON)	920	53,654

PharMerica Corp.(NON)	4,311	121,010

Surgical Care Affiliates, Inc.(NON)	1,213	59,146

		465,253
Health-care technology (0.4%)

Veeva Systems, Inc. Class A(NON)(S)	2,375	98,040

		98,040
Hotels, restaurants, and leisure (1.7%)

Cheesecake Factory, Inc. (The)	3,070	153,684

Marriott Vacations Worldwide Corp.(S)	1,378	101,035

Penn National Gaming, Inc.(NON)	7,436	100,907

Sonic Corp.	3,605	94,379

		450,005
Household durables (1.4%)

CalAtlantic Group, Inc.	2,305	77,079

Century Communities, Inc.(NON)	2,625	56,464

Ethan Allen Interiors, Inc.	1,448	45,279

LGI Homes, Inc.(NON)(S)	5,200	191,568

		370,390
Independent power and renewable electricity producers (0.2%)

Dynegy, Inc.(NON)	4,895	60,649

		60,649
Insurance (2.2%)

American Equity Investment Life Holding Co.	8,855	156,999

Amtrust Financial Services, Inc.	2,636	70,724

Employers Holdings, Inc.	4,282	127,732

Federated National Holding Co.	4,455	83,264

Genworth Financial, Inc. Class A(NON)	6,481	32,146

HCI Group, Inc.	1,748	53,069

Heritage Insurance Holdings, Inc.	4,143	59,701

		583,635
Internet and direct marketing retail (0.2%)

FTD Cos., Inc.(NON)	2,880	59,242

		59,242
Internet software and services (4.1%)

Blucora, Inc.(NON)	6,825	76,440

Box, Inc. Class A(NON)(S)	5,285	83,292

Carbonite, Inc.(NON)	7,565	116,198

Cornerstone OnDemand, Inc.(NON)	1,777	81,653

IAC/InterActive Corp.	2,650	165,546

Instructure, Inc.(NON)	4,449	112,871

j2 Global, Inc.	1,792	119,365

New Relic, Inc.(NON)	1,540	59,013

Pandora Media, Inc.(NON)(S)	5,735	82,183

Shopify, Inc. Class A (Canada)(NON)	1,542	66,183

Stamps.com, Inc.(NON)(S)	644	60,864

XO Group, Inc.(NON)	2,070	40,013

		1,063,621
IT Services (1.6%)

CACI International, Inc. Class A(NON)	1,220	123,098

Cardtronics PLC Class A (United Kingdom)(NON)	1,730	77,158

CSG Systems International, Inc.	2,981	123,205

Perficient, Inc.(NON)	4,743	95,571

		419,032
Leisure products (0.3%)

MCBC Holdings, Inc.	2,962	33,767

Vista Outdoor, Inc.(NON)	1,201	47,872

		81,639
Life sciences tools and services (1.3%)

Albany Molecular Research, Inc.(NON)(S)	6,506	107,414

Cambrex Corp.(NON)	1,498	66,601

INC Research Holdings, Inc. Class A(NON)	1,464	65,265

VWR Corp.(NON)	3,279	92,992

		332,272
Machinery (2.5%)

Douglas Dynamics, Inc.	2,027	64,742

Greenbrier Cos., Inc. (The)	3,327	117,443

NN, Inc.	5,199	94,882

Standex International Corp.	970	90,084

Terex Corp.	2,689	68,327

Wabash National Corp.(NON)	3,969	56,519

Wabtec Corp.(S)	1,895	154,727

		646,724
Marine (0.2%)

Matson, Inc.	1,124	44,825

		44,825
Media (0.4%)

Regal Entertainment Group Class A(S)	4,256	92,568

		92,568
Metals and mining (0.4%)

Ternium SA ADR	4,860	95,402

		95,402
Mortgage real estate investment trusts (REITs) (1.7%)

Apollo Commercial Real Estate Finance, Inc.	4,244	69,474

ARMOUR Residential REIT, Inc.	850	19,159

Chimera Investment Corp.	6,253	99,735

Colony Capital, Inc. Class A	4,097	74,688

CYS Investments, Inc.	4,431	38,638

MFA Financial, Inc.	3,869	28,940

New Residential Investment Corp.	7,365	101,711

		432,345
Multi-utilities (0.4%)

Vectren Corp.	2,185	109,687

		109,687
Oil, gas, and consumable fuels (1.9%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	13,204	132,040

Callon Petroleum Co.(NON)	6,293	98,800

Diamondback Energy, Inc.(NON)	706	68,157

Gulfport Energy Corp.(NON)	942	26,612

Northern Oil and Gas, Inc.(NON)(S)	12,129	32,506

Synergy Resources Corp.(NON)	18,875	130,804

		488,919
Paper and forest products (0.8%)

Domtar Corp.	2,741	101,773

KapStone Paper and Packaging Corp.	5,414	102,433

		204,206
Pharmaceuticals (3.6%)

Akorn, Inc.(NON)	1,373	37,428

ANI Pharmaceuticals, Inc.(NON)	994	65,952

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	9,411	45,643

Cardiome Pharma Corp. (Canada)(NON)	5,201	16,331

Depomed, Inc.(NON)	1,876	46,881

Endo International PLC(NON)	3,764	75,845

Horizon Pharma PLC(NON)(S)	5,790	104,973

Impax Laboratories, Inc.(NON)	1,671	39,603

Jazz Pharmaceuticals PLC(NON)	621	75,439

Lannett Co., Inc.(NON)(S)	3,739	99,345

Medicines Co. (The)(NON)	1,987	74,989

Pacira Pharmaceuticals, Inc.(NON)	1,323	45,273

Prestige Brands Holdings, Inc.(NON)	870	41,995

Sucampo Pharmaceuticals, Inc. Class A(NON)	4,424	54,459

Supernus Pharmaceuticals, Inc.(NON)	3,490	86,308

TherapeuticsMD, Inc.(NON)	3,800	25,878

		936,342
Professional services (1.3%)

ICF International, Inc.(NON)	3,202	141,913

Navigant Consulting, Inc.(NON)	9,137	184,750

		326,663
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A	2,886	126,349

		126,349
Semiconductors and semiconductor equipment (8.3%)

Advanced Energy Industries, Inc.(NON)	4,532	214,454

Ambarella, Inc.(NON)(S)	1,112	81,854

CEVA, Inc.(NON)	5,300	185,871

Cirrus Logic, Inc.(NON)	1,259	66,916

Cypress Semiconductor Corp.(S)	6,657	80,949

FormFactor, Inc.(NON)	13,254	143,806

Inphi Corp.(NON)	1,280	55,693

Integrated Device Technology, Inc.(NON)	3,137	72,465

Lam Research Corp.(S)	1,116	105,696

Lattice Semiconductor Corp.(NON)	17,899	116,165

Maxim Integrated Products, Inc.	2,613	104,337

MaxLinear, Inc. Class A(NON)	5,625	114,019

Mellanox Technologies, Ltd. (Israel)(NON)	2,550	110,288

MKS Instruments, Inc.	1,801	89,564

Monolithic Power Systems, Inc.	826	66,493

ON Semiconductor Corp.(NON)	6,908	85,107

Power Integrations, Inc.	1,297	81,750

Semtech Corp.(NON)	913	25,317

Silicon Laboratories, Inc.(NON)	826	48,569

Skyworks Solutions, Inc.	1,332	101,418

Tessera Technologies, Inc.	2,617	100,597

Tower Semiconductor, Ltd. (Israel)(NON)(S)	9,630	146,183

		2,197,511
Software (4.2%)

Blackbaud, Inc.	1,359	90,156

Fortinet, Inc.(NON)	2,245	82,908

Gigamon, Inc.(NON)	1,258	68,938

Mentor Graphics Corp.	4,510	119,244

Paylocity Holding Corp.(NON)	1,292	57,442

Proofpoint, Inc.(NON)(S)	1,202	89,970

PROS Holdings, Inc.(NON)	5,095	115,198

QAD, Inc. Class A	2,530	56,621

ServiceNow, Inc.(NON)	1,040	82,316

TiVo Corp.(NON)	3,423	66,680

Tyler Technologies, Inc.(NON)	1,252	214,380

Zendesk, Inc.(NON)	1,758	53,988

		1,097,841
Specialty retail (1.1%)

American Eagle Outfitters, Inc.	5,845	104,392

Chico's FAS, Inc.	4,418	52,574

Michaels Cos., Inc. (The)(NON)	5,368	129,745

		286,711
Technology hardware, storage, and peripherals (1.2%)

NCR Corp.(NON)	4,743	152,677

Pure Storage, Inc. Class A(NON)(S)	6,160	83,468

Super Micro Computer, Inc.(NON)	3,795	88,689

		324,834
Textiles, apparel, and luxury goods (1.8%)

G-III Apparel Group, Ltd.(NON)	1,253	36,525

Hanesbrands, Inc.	7,645	193,036

Oxford Industries, Inc.	826	55,920

Perry Ellis International, Inc.(NON)	3,605	69,504

Steven Madden, Ltd.(NON)	1,479	51,114

Wolverine World Wide, Inc.	2,384	54,904

		461,003
Thrifts and mortgage finance (2.1%)

BofI Holding, Inc.(NON)(S)	3,490	78,176

Federal Agricultural Mortgage Corp. Class C	2,450	96,775

HomeStreet, Inc.(NON)	3,630	90,968

LendingTree, Inc.(NON)(S)	1,017	98,557

Meta Financial Group, Inc.	1,897	114,977

Radian Group, Inc.	4,716	63,902

		543,355
Tobacco (0.4%)

Vector Group, Ltd.(S)	4,446	95,716

		95,716
Trading companies and distributors (0.3%)

Beacon Roofing Supply, Inc.(NON)	1,983	83,425

		83,425

Total common stocks (cost $22,425,965)		$25,225,044

INVESTMENT COMPANIES (2.1%)(a)
	Shares	Value

Fifth Street Finance Corp.	34,374	$199,713

Hercules Capital, Inc.	5,641	76,492

Medley Capital Corp.	7,514	57,332

PennantPark Investment Corp.	16,780	126,186

Solar Capital, Ltd.	4,886	100,261

Total investment companies (cost $539,725)		$559,984

SHORT-TERM INVESTMENTS (12.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(AFF)(d)	2,757,749	$2,757,749

Putnam Short Term Investment Fund 0.51%(AFF)	433,756	433,756

Total short-term investments (cost $3,191,505)		$3,191,505

TOTAL INVESTMENTS

Total investments (cost $26,157,195)(b)		$28,976,533

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,130,465.
(b)	The aggregate identified cost on a tax basis is $26,201,379, resulting in gross unrealized appreciation and depreciation of $3,369,344 and $594,190, respectively, or net unrealized appreciation of $2,775,154.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC **	$2,707,235	$12,886,278	$12,835,764	$9,197	$2,757,749
	Putnam Short Term Investment Fund ****	186,767	8,872,748	8,625,759	1,655	433,756
	Totals	$2,894,002	$21,759,026	$21,461,523	$10,852	$3,191,505
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,757,749, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,717,353.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,204,738	$—	$—
Consumer staples	840,485	—	—
Energy	576,336	—	—
Financials	4,472,939	—	—
Health care	3,960,948	—	—
Industrials	3,246,708	—	—
Information technology	6,202,858	—	—
Materials	1,568,960	—	—
Real estate	1,471,248	—	—
Telecommunication services	385,214	—	—
Utilities	294,610	—	—
Total common stocks	25,225,044	—	—
Investment companies	559,984	—	—
Short-term investments	433,756	2,757,749	—

Totals by level	$26,218,784	$2,757,749	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016